EMPLOYEE BENEFIT PLANS (Details 6) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Abstract]
Retirement Pension Premium Plan	$ 32,252	$ 0
Post-employment and long-term benefit plans	719,265	697,401
Fair value of assets as of January 1	0	0
Employer contributions	32,252	0
Fair value assets at the end of the year	$ 32,252	$ 0